10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES: Schedule of transactions with related parties (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Amounts paid or payable		$ 173,400	$ 274,213	$ 26,685
Option based payment		221,193	545,662	75,426
Owed at year end		13,978	19,198	2,691
Director for Investor Relations
Amounts paid or payable		132,000	231,000	0
Option based payment		221,193	545,662	0
Owed at year end		12,246	16,980	1,195
Consulting (a)
Amounts paid or payable	[1]	675	900	1,125
Option based payment	[1]	0	0	0
Owed at year end	[1]	0	0	0
To an officer of the company (b)
Amounts paid or payable	[2]	40,725	42,313	25,560
Option based payment	[2]	0	0	75,426
Owed at year end	[2]	$ 1,732	$ 2,218	$ 1,496

[1]	fees for services which have been allocated to operating expenses as consulting fees
[2]	for accounting and management services